                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:     March 31, 2003



Check here if Amendment [     ]; Amendment Number:
   This Amendment (Check only one.):   [  ]  is a restatement.
                                       [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hocky Management Company, LLC
         ------------------------------
Address: 100 South Bedford Road, Suite 110
         Mt. Kisco, NY  10549
         ------------------------------


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:
/s/ David Sachs               Mt. Kisco, New York           May 5 ,2003
------------------------      -------------------           -----------
       [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:              0
                                             ---------

Form 13F Information Table Entry Total:        42
                                             ---------

Form 13F Information Table Value Total:      $ 136,749
                                             ---------
                                            (thousands)




List of Other Included Managers:

None
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
                                     TITLE                       MARKET                         INVESTMENT
                                      OF                         VALUE      SHARES/  SH/  PUT/  MANAGERS
NAME OF ISSUER                       CLASS            CUSIP     * 1000      PRN AMT  PRN  CALL  Discretion    SOLE  SHARED  NONE
--------------                       -----            -----     ------      -------  ---  ----  ----------    ----  ------  ----
APTARGROUP INC                    COMMON STOCK      038336103     5474      169200   SH          SOLE        162600         6600
BANK OF NEW YORK CO INC           COMMON STOCK      064057102     2563      125000   SH          SOLE        120100         4900
CLEAR CHANNEL COMMUNICATIONS      COMMON STOCK      184502102     2544       75000   SH          SOLE         72000         3000
COMCAST CORPORATION               COMMON STOCK      20030N200     5545      201700   SH          SOLE        193600         8100
CRESCENT REAL ESTATE EQUITIES     COMMON STOCK      225756105      719       50000   SH          SOLE         48000         2000
DST SYSTEMS INC-DEL               COMMON STOCK      233326107     5435      199800   SH          SOLE        191700         8100
DUN & BRADSTREET CORP             COMMON STOCK      26483E100     3829      100100   SH          SOLE         95600         4500
FLEETBOSTON FINL CORP             COMMON STOCK      339030108     2870      120200   SH          SOLE        115200         5000
FLOWERS FOODS INC                 COMMON STOCK      343498101     2013       73500   SH          SOLE         70400         3100
GERBER SCIENTIFIC INC             COMMON STOCK      373730100      142       21600   SH          SOLE         21600
GRAFTECH INTERNATIONAL LTD        COMMON STOCK      384313102       57       19900   SH          SOLE         19900
HCA - THE HEALTHCARE COMPANY      COMMON STOCK      404119109     6092      147300   SH          SOLE        141300         6000
HARRAHS ENTERTAINMENT INC         COMMON STOCK      413619107     3749      105000   SH          SOLE        100800         4200
INFORMATION HOLDINGS INC          COMMON STOCK      456727106     4875      302800   SH          SOLE        290800        12000
INTERGRATED DEFENSE               COMMON STOCK      45819B101      275       19400   SH          SOLE         19400
KROGER CO                         COMMON STOCK      501044101     1157       88000   SH          SOLE         88000
LABORATORY CORP AMER HLDGS        COMMON STOCK      50540R409     6078      205000   SH          SOLE        196500         8500
LIBERTE INVESTORS INC             COMMON STOCK      530154103     3055      763700   SH          SOLE        730500        33200
LIBERTY MEDIA CORP SER A NEW      COMMON STOCK      530718105     5258      540377   SH          SOLE        518298        22079
LINENS N THINGS INC               COMMON STOCK      535679104     1016       50000   SH          SOLE         48000         2000
LOWES CO INC                      COMMON STOCK      548661107     4082      100000   SH          SOLE         95800         4200
MASCO CORP                        COMMON STOCK      574599106     1862      100000   SH          SOLE         96000         4000
MODEM MEDIA INC                   COMMON STOCK      607533106      923      421600   SH          SOLE        402300        19300
***MOORE CORP LTD                 COMMON STOCK      615785102     7046      673000   SH          SOLE        645500        27500
OMNICARE INC                      COMMON STOCK      681904108     4082      150000   SH          SOLE        143700         6300
PARTY CITY CORP                   COMMON STOCK      702145103      502       62800   SH          SOLE         60000         2800
PFIZER INC                        COMMON STOCK      717081103     3833      123000   SH          SOLE        117800         5200
PROQUEST COMPANY                  COMMON STOCK      74346P102     3898      188600   SH          SOLE        180400         8200
PROVINCE HEALTHCARE CO            COMMON STOCK      743977100     1494      168800   SH          SOLE        161800         7000
QUEST DIAGNOSTICS INC             COMMON STOCK      74834L100     5074       85000   SH          SOLE         81600         3400
RESTORATION HARDWARE INC DEL      COMMON STOCK      760981100     1915      763000   SH          SOLE        730500        32500
ST PAUL COMPANIES INC             COMMON STOCK      792860108     3689      116000   SH          SOLE        111400         4600
SEALED AIR CORP NEW               COMMON STOCK      81211K100     4254      106000   SH          SOLE        101900         4100
SEARS ROEBUCK & CO                COMMON STOCK      812387108     2415      100000   SH          SOLE         96000         4000
SILGAN HOLDINGS INC               COMMON STOCK      827048109     2689      121300   SH          SOLE        116600         4700
***SKILLSOFT PLC                  COMMON STOCK      830928107     2349      886300   SH          SOLE        850200        36100
TENET HEALTHCARE CORP             COMMON STOCK      88033G100     1879      112500   SH          SOLE        108000         4500
TRIAD HOSPITAL INC                COMMON STOCK      89579K109     3553      132100   SH          SOLE        126200         5900
***TYCO INTERNATIONAL LTD         COMMON STOCK      902124106     6430      500000   SH          SOLE        480000        20000
USA INTERACTIVE                   COMMON STOCK      902984103     3751      140000   SH          SOLE        134200         5800
***WPP GROUP PLC-SPONSORED ADR    COMMON STOCK      929309300     3418      124200   SH          SOLE        119500         4700
YUM BRANDS INC                    COMMON STOCK      988498101     4866      200000   SH          SOLE        191500         8500

                                                                136749                           No. of
                                                                                                 Other
                                                                                                 Managers
                                                                                                   0